Contingencies and Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Jun. 26, 2006
Commitments and Contingencies [Line Items]
Loss related to litigation settlement				$ 80
Regular scheduled contributions to multi-employer pension plans	2	3	4
Potential amount of payment for leases on property operators in default, maximum	27
Minimum annual rentals due in 2013	9
Minimum annual rentals due in 2014	9
Minimum annual rentals due in 2015	8
Minimum annual rentals due in 2016	1
Minimum annual rentals due thereafter
Letter of credit	7
Maximum potential guarantee on third party debt	15
Mexican tax indemnification			$ 26